September 28, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Disciplined Equity Fund, Inc.
Post-Effective Amendment No. 5 to the Registration
Statement on Form N-1A (Securities Act File
 No. 333-76581, Investment Company Act File No. 811-9299)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the 1933 Act), Merrill Lynch
Disciplined Equity Fund, Inc. (the Fund) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
No. 5 to the Funds Registration Statement on
Form N-1A; and

(2) the text of Post-Effective Amendment No. 5 to the Funds Registration Statement on Form
N-1A was filed electronically with the Securities and Exchange Commission on September 23, 2004

Very truly yours,

Merrill Lynch Disciplined Equity Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund